Fair Value Measurements	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
8.
Fair Value Measurements

The following tables present assets and liabilities measured at fair value on a recurring basis:

	March 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$9,805	$-	$-	$9,805
Interest rate swaps (1)	-	7,539	-	7,539
Total	$9,805	$7,539	$-	$17,344

Liabilities:
Contingent consideration liabilities (2)	$-	$-	$5,492	$5,492
Total	$-	$-	$5,492	$5,492

	June 30, 2022
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$36,616	$-	$-	$36,616
Interest rate swaps (1)	-	9,157	-	9,157
Total	$36,616	$9,157	$-	$45,773

Liabilities:
Contingent consideration liabilities (2)	$-	$-	$8,515	$8,515
Total	$-	$-	$8,515	$8,515

(1) The fair value of interest rate swaps is estimated using a discounted cash flow analysis that considers the expected future cash flows of each interest rate swap. This analysis reflects the contractual terms of the interest rate swap, including the remaining period to maturity, and uses market-corroborated Level 2 inputs, including forward interest rate curves and implied interest rate volatilities. The fair value of an interest rate swap is estimated by discounting future fixed cash payments against the discounted expected variable cash receipts. The variable cash receipts are estimated based on an expectation of future interest rates derived from forward interest rate curves. The fair value of an interest rate swap also incorporates credit valuation adjustments to reflect the non-performance risk of the Company and the respective counterparty.

(2) We assess the fair value of contingent consideration to be settled in cash related to acquisitions using probability weighted models for the various contractual earn-outs. These are Level 3 measurements. Significant unobservable inputs used in the estimated fair values of these contingent consideration liabilities include probabilities of achieving customer related performance targets, specified sales milestones, consulting milestones, changes in unresolved claims, projected revenue or changes in discount rates.

On March 13, 2023, the Company entered into a termination agreement to terminate two interest rate swap agreements with notional amounts of $50,000,000 and $75,000,000. As part of the termination, the Company realized a gain of $6.3 million that is included in net (loss) gain on interest rate swap agreements in the condensed consolidated statement of operations and comprehensive income (loss). The remaining balance included in this account represents the net unrealized gain (loss) on interest rate swaps.

The following table provides a reconciliation of liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

(in thousands)	Contingent Consideration
Balance at June 30, 2022	$8,515
Acquisitions	-
Payments	(375)
Change in fair value	(2,648)
Balance at March 31, 2023	5,492
Less: current portion	(3,979)
Long term portion	$1,513

The current and long-term portion of contingent consideration is included within the accrued liabilities and other payables and other long-term liabilities, respectively, in the condensed consolidated balance sheets.

Our non-financial assets, such as goodwill, indefinite-lived intangible assets and long-lived assets are adjusted to fair value when an impairment charge is recognized. Such fair value measurements are based predominately on Level 3 inputs.

8.
Fair Value Measurements

The following tables present assets and liabilities measured at fair value on a recurring basis:

	June 30, 2022
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$36,616	$-	$-	$36,616
Interest rate swaps (2)	-	9,157	-	9,157
Total	$36,616	$9,157	$-	$45,773

Liabilities:
Contingent consideration liabilities (1)	$-	$-	$8,515	$8,515
Total	$-	$-	$8,515	$8,515

	June 30, 2021
(in thousands)	Level 1	Level 2	Level 3	Total
Money market funds	$6,525	$-	$-	$6,525
Total	$6,525	$-	$-	$6,525

Liabilities:
Contingent consideration liabilities (1)	$-	$-	$4,631	$4,631
Interest rate swaps (2)	-	13,807	-	13,807
Total	$-	$13,807	$4,631	$18,438

(1)
We assess the fair value of contingent consideration to be settled in cash related to acquisitions using probability weighted models for the various contractual earn-outs. These are Level 3 measurements. Significant unobservable inputs used in the estimated fair values of these contingent consideration liabilities include probabilities of achieving customer related performance targets, specified sales milestones, consulting milestones, changes in unresolved claims, projected revenue or changes in discount rates.
(2)
The fair value of interest rate swaps is estimated using a discounted cash flow analysis that considers the expected future cash flows of each interest rate swap. This analysis reflects the contractual terms of the interest rate swap, including the remaining period to maturity, and uses market-corroborated Level 2 inputs, including forward interest rate curves and implied interest rate volatilities. The fair value of an interest rate swap is estimated by discounting future fixed cash payments against the discounted expected variable cash receipts. The variable cash receipts are estimated based on an expectation of future interest rates derived from forward interest rate curves. The fair value of an interest rate swap also incorporates credit valuation adjustments to reflect the non-performance risk of the Company and the respective counterparty.

The following table provides a reconciliation of liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

(in thousands)	Contingent Consideration
Balance at June 30, 2020	$1,641
Acquisitions	4,000
Payments	(681)
Change in fair value	(329)
Balance at June 30, 2021	4,631
Acquisitions	7,874
Payments	(420)
Change in fair value	(3,570)
Balance at June 30, 2022	8,515
Less: current portion	(2,204)
Long term portion	$6,311

The current and long-term portion of contingent consideration is included within the accrued liabilities and other payables and other long-term liabilities, respectively, in the consolidated balance sheets.

On June 22, 2021, we acquired the net assets of The Sommelier Company. Consideration transferred consisted of a cash payment of $8.0 million and contingent consideration of $4.0 million, whereby the Company would pay the seller three annual Earn-Out payments over three years, determined as a percentage of EBITDA. During the reporting period, management estimated the fair value of the contingent Earn-Out was $0.5 million, and adjusted the contingent consideration liability associated with the acquisition.

5.
Fair Value Measurements

The following tables summarize assets and liabilities measured at fair value on a recurring basis as of June 30, 2021 and June 30, 2020:

	As of June 30, 2021
	Fair Value Measurements
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$6,525	$-	$-	$6,525
Total	$6,525	$-	$-	$6,525

Liabilities:
Contingent consideration liabilities	$-	$-	$4,631	$4,631
Interest rate swaps	-	13,807	-	13,807
Total	$-	$13,807	$4,631	$18,438

	As of June 30, 2020
	Fair Value Measurements
(in thousands)	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration liabilities	$-	$-	$1,641	$1,641
Interest rate swaps	-	19,943	-	19,943
Total	$-	$19,943	$1,641	$21,584

We assess the fair value of contingent consideration to be settled in cash related to acquisitions using probability weighted models for the various contractual earn-outs. These are Level 3 measurements. Significant unobservable inputs used in the estimated fair values of these contingent consideration liabilities include probabilities of achieving customer related performance targets, specified sales milestones, consulting milestones, changes in unresolved claim, projected revenue or changes in discount rates.

The Earnout Shares have been excluded from the fair value table as they are equity classified and therefore are not subject to future fair value adjustments. (See Note 1)

The fair value of interest rate swaps is estimated using a discounted cash flow analysis that considers the expected future cash flows of each interest rate swap. This analysis reflects the contractual terms of the interest rate swap, including the remaining period to maturity, and uses market-corroborated Level 2 inputs, including forward interest rate curves and implied interest rate volatilities. The fair value of an interest rate swap is estimated by discounting future fixed cash payments against the discounted expected variable cash receipts. The variable cash receipts are estimated based on an expectation of future interest rates derived from forward interest rate curves. The fair value of an interest rate swap also incorporates credit valuation adjustments to reflect the non-performance risk of the Company and the respective counterparty.

The following table provides a reconciliation of liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

(in thousands)	Contingent Consideration
Balance at June 30, 2019	$2,695
Acquisitions	1,000
Payments	(1,019)
Change in fair value	(1,035)
Balance at June 30, 2020	1,641
Acquisitions	4,000
Payments	(555)
Change in fair value	329
Balance at June 30, 2021	5,415
Less: current portion	(2,153)
Long term portion	$3,262

The current and long-term portion of contingent consideration is included within the accrued liabilities and other payables and other long-term liabilities, respectively, in the consolidated balance sheets.